Investments in Affiliates (Detail)	Jan. 31, 2013
Percentage Owned Directly | Boyles Bros Servicios Tecnicos Geologicos S.A. | Panama
Schedule of Equity Method Investments [Line Items]
Percentage Owned	50.00%
Percentage Owned Directly | Christensen Chile, S.A. | Chile
Schedule of Equity Method Investments [Line Items]
Percentage Owned	50.00%
Percentage Owned Directly | Christensen Commercial, S.A. | Chile
Schedule of Equity Method Investments [Line Items]
Percentage Owned	50.00%
Percentage Owned Directly | Christensen Commercial, S.A. | Peru
Schedule of Equity Method Investments [Line Items]
Percentage Owned	35.38%
Percentage Owned Directly | Geotec Boyles Bros., S.A. | Chile
Schedule of Equity Method Investments [Line Items]
Percentage Owned	50.00%
Percentage Owned Directly | Diamantina Christensen Trading | Panama
Schedule of Equity Method Investments [Line Items]
Percentage Owned	42.69%
Percentage Owned Directly | Geotec, S.A. | Peru
Schedule of Equity Method Investments [Line Items]
Percentage Owned	35.38%
Percentage Owned Directly | Boyles Bros., Diamantina, S.A. | Peru
Schedule of Equity Method Investments [Line Items]
Percentage Owned	29.49%
Percentage Owned Indirectly | Boytec, S.A. | Panama
Schedule of Equity Method Investments [Line Items]
Percentage Owned	50.00%
Percentage Owned Indirectly | Boytec Sondajes de Mexico, S.A. de C.V. | Mexico
Schedule of Equity Method Investments [Line Items]
Percentage Owned	50.00%
Percentage Owned Indirectly | Sondajes Colombia, S.A. | Colombia
Schedule of Equity Method Investments [Line Items]
Percentage Owned	50.00%
Percentage Owned Indirectly | Mining Drilling Fluids | Panama
Schedule of Equity Method Investments [Line Items]
Percentage Owned	25.00%
Percentage Owned Indirectly | Plantel Industrial S.A. | Chile
Schedule of Equity Method Investments [Line Items]
Percentage Owned	50.00%
Percentage Owned Indirectly | Centro Internacional de Formacion S.A. | Chile
Schedule of Equity Method Investments [Line Items]
Percentage Owned	50.00%
Percentage Owned Indirectly | Geoestrella S.A. | Chile
Schedule of Equity Method Investments [Line Items]
Percentage Owned	25.00%